UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60189

Form 13F File Number:  028-02784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Bacarella
Title:  President
Phone:  630-462-9800

Signature, Place, and Date of Signing




/s/ Robert Bacarella      Wheaton, IL   February 10, 2012

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None



Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total: $63,364

List of Other Included Managers:   Monetta Funds







                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Inc.                     COM              00817Y108      506    12000 SH       SOLE                    12000
Amazon.Com, Inc.               COM              023135106      779     4500 SH       SOLE                     4500
Anadarko Petroleum Corp        COM              032511107      534     7000 SH       SOLE                     7000
Apollo Group Inc.              COM              037604105      754    14000 SH       SOLE                    14000
Apple, Inc.                    COM              037833100     4718    11650 SH       SOLE                    11650
AutoZone, Inc.                 COM              053332102      260      800 SH       SOLE                      800
Baidu, Inc. SP ADR             COM              056752108      699     6000 SH       SOLE                     6000
Bank of America Corp           COM              060505104     1279   230000 SH       SOLE                   230000
Boeing Company                 COM              097023105     1137    15500 SH       SOLE                    15500
Cameron International          COM              13342B105      394     8000 SH       SOLE                     8000
Caterpillar, Inc.              COM              149123101     1268    14000 SH       SOLE                    14000
Celgene Corp.                  COM              151020104      473     7000 SH       SOLE                     7000
Check Point Software Technolog COM              M22465104      473     9000 SH       SOLE                     9000
Chesapeake Energy Corp.        COM              165167107      446    20000 SH       SOLE                    20000
Chicago Bridge & Iron          COM              167250109      529    14000 SH       SOLE                    14000
Cisco Systems Inc.             COM              17275R102     1356    75000 SH       SOLE                    75000
Cliffs Natural Resources Inc   COM              18683K101      561     9000 SH       SOLE                     9000
Cognizant Tech Solutions       COM              192446102      547     8500 SH       SOLE                     8500
Cummins Inc.                   COM              231021106      616     7000 SH       SOLE                     7000
Deere & Company                COM              244199105      928    12000 SH       SOLE                    12000
Delta Air Lines, Inc.          COM              247361702      445    55000 SH       SOLE                    55000
DirecTV - CL A                 COM              25490A101      428    10000 SH       SOLE                    10000
Dollar Tree Inc.               COM              256746108      440     5300 SH       SOLE                     5300
EOG Resources Inc              COM              26875P101      414     4200 SH       SOLE                     4200
Expeditors Int'l of Washington COM              302130109      492    12000 SH       SOLE                    12000
Exxon Mobil Corporation        COM              30231G102      263     3100 SH       SOLE                     3100
F5 Networks Inc.               COM              315616102      860     8100 SH       SOLE                     8100
Fastenal Company               COM              311900104      746    17100 SH       SOLE                    17100
Fluor Corp                     COM              343412102      402     8000 SH       SOLE                     8000
Ford Motor Company             COM              345370860     1614   150000 SH       SOLE                   150000
Freeport-McMoRan Copper & Gold COM              35671D857      736    20000 SH       SOLE                    20000
Gardner Denver, Inc.           COM              365558105      378     4900 SH       SOLE                     4900
Goldman Sachs Group Inc        COM              38141G104      814     9000 SH       SOLE                     9000
Google, Inc.                   COM              38259P508     2293     3550 SH       SOLE                     3550
Home Depot Inc.                COM              437076102      294     7000 SH       SOLE                     7000
Intel Corporation              COM              458140100      727    30000 SH       SOLE                    30000
Intuitive Surgical, Inc.       COM              46120E602     1158     2500 SH       SOLE                     2500
Jones Lang LaSalle Inc         COM              48020Q107      980    16000 SH       SOLE                    16000
Joy Global Inc.                COM              481165108      442     5900 SH       SOLE                     5900
Las Vegas Sands Corp.          COM              517834107      513    12000 SH       SOLE                    12000
MGM Mirage, Inc.               COM              552953101      939    90000 SH       SOLE                    90000
Mastercard, Inc.               COM              57636Q104     2162     5800 SH       SOLE                     5800
McDonald's Corp.               COM              580135101      602     6000 SH       SOLE                     6000
Medtronic Inc.                 COM              585055106      459    12000 SH       SOLE                    12000
NVIDIA Corp                    COM              67066G104      554    40000 SH       SOLE                    40000
National Oilwell-Varco, Inc.   COM              637071101      612     9000 SH       SOLE                     9000
Nike, Inc. - CL B              COM              654106103      222     2300 SH       SOLE                     2300
Nucor Corporation              COM              670346105      712    18000 SH       SOLE                    18000
Pall Corporation               COM              696429307      571    10000 SH       SOLE                    10000
Parker-Hannifin Corp.          COM              701094104      381     5000 SH       SOLE                     5000
Peabody Energy Corp            COM              704549104      464    14000 SH       SOLE                    14000
PepsiCo, Inc.                  COM              713448108      962    14500 SH       SOLE                    14500
Perrigo Company                COM              714290103      486     5000 SH       SOLE                     5000
Pfizer Inc.                    COM              717081103      255    11800 SH       SOLE                    11800
Praxair, Inc.                  COM              74005P104      534     5000 SH       SOLE                     5000
Pulte Homes, Inc               COM              745867101      442    70000 SH       SOLE                    70000
Qualcomm Inc.                  COM              747525103     1696    31000 SH       SOLE                    31000
Range Resources Corp           COM              75281A109      743    12000 SH       SOLE                    12000
Royal Caribbean Cruises Ltd    COM              V7780T103      248    10000 SH       SOLE                    10000
Schlumberger Ltd.              COM              806857108      683    10000 SH       SOLE                    10000
Sirius XM Radio, Inc.          COM              82967N108      728   400000 SH       SOLE                   400000
Skyworks Solutions Inc         COM              83088M102      243    15000 SH       SOLE                    15000
Southwestern Energy Co.        COM              845467109      511    16000 SH       SOLE                    16000
Starbucks Corporation          COM              855244109      759    16500 SH       SOLE                    16500
TJX Companies Inc.             COM              872540109      258     4000 SH       SOLE                     4000
The Mosaic Co.                 COM              61945C103      504    10000 SH       SOLE                    10000
The Walt Disney Co.            COM              254687106      562    15000 SH       SOLE                    15000
Timken Company                 COM              887389104      387    10000 SH       SOLE                    10000
Titan International Inc.       COM              88830M102      331    17000 SH       SOLE                    17000
U.S. Bancorp                   COM              902973304      270    10000 SH       SOLE                    10000
Ulta Salon Cosmetics & Fragran COM              90384S303      240     3700 SH       SOLE                     3700
UnitedHealth Group, Inc.       COM              91324P102      760    15000 SH       SOLE                    15000
VMware, Inc. - CL A            COM              928563402      541     6500 SH       SOLE                     6500
W.W. Grainger Inc.             COM              384802104      225     1200 SH       SOLE                     1200
Whole Foods Market Inc         COM              966837106      209     3000 SH       SOLE                     3000
eBay Inc.                      COM              278642103      243     8000 SH       SOLE                     8000
Financial Select Sector SPDR F COM              81369Y605      136    10500 SH       SOLE                    10500
SPDR Trust Series 1            COM              78462F103     2510    20000 SH       SOLE                    20000
Vanguard Growth ETF            COM              922908736      865    14000 SH       SOLE                    14000
Vanguard Large-Cap ETF         COM              922908637      917    16000 SH       SOLE                    16000
Vanguard S&P 500               COM              922908413      919    16000 SH       SOLE                    16000
Vanguard Value ETF             COM              922908744      940    17900 SH       SOLE                    17900
iShares S&P 100 Index Fund     COM              464287101     1027    18000 SH       SOLE                    18000
iShares S&P 500 Growth Index   COM              464287309      337     5000 SH       SOLE                     5000
iShares S&P 500 Index Fund     COM              464287200     2519    20000 SH       SOLE                    20000

Total                                                        63364

